Financing net investment result (Tables)	12 Months Ended
Dec. 31, 2023
Statement 1 [Line Items]
Summary of Financing Net Investment Result

	Note	2023	2022

Interest charges	11.1	(182)	(182)

Other financing income		-	5

On December 31		(182)	(178)

Summary of Interest Charges	11.1 Interest charges

	2023	2022

Subordinated loans	(115)	(119)

Trust pass-through securities	(9)	(9)

Borrowings	(58)	(54)

On December 31	(182)	(182)

Aegon Ltd. [member]
Statement 1 [Line Items]
Summary of Financing Net Investment Result

	2023	2022

Net fair value change of derivatives	19	(30)

Net foreign currency gains and (losses)	1	-
Total	21	(30)